Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax asset [Abstract]
Provision of doubtful accounts	$ 628,280	$ 3,421,260
Tax loss carried forwards	2,562,089	2,306,482
Valuation allowance on tax losses	(3,190,369)	(5,727,742)
Deferred tax assets, net